UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Dr., Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	March 31,

Date of reporting period:	December 31, 2007

Item 1. Schedule of Investments.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments

December 31, 2007 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
U.S. Treasury Obligations — 91.6%
United States Treasury Inflation Protected Securities
$620,885	4.250	%(a)	01/15/10	$662,503
947,312	2.375	(a)(b)	04/15/11	987,426
1,592,528	1.875		07/15/13	1,641,051
1,342,613	1.875		07/15/15	1,368,521
1,108,833	2.625	(a)	07/15/17	1,196,413
2,330,978	2.375		01/15/27	2,465,009

U.S. TREASURY OBLIGATIONS				$8,320,923

Repurchase Agreement(c) — 5.5%
Joint Repurchase Agreement Account II
$500,000	4.749%	01/02/08	$500,000
Maturity Value: $500,132

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL — 97.1%			$8,820,923

	Interest
Shares	Rate		Value
Securities Lending Collateral(d) — 31.8%
Security Quality Lending Trust
$2,884,468	4.920%		$2,884,468

TOTAL INVESTMENTS — 128.9%			$11,705,391

LIABILITIES IN EXCESS OF OTHER ASSETS — (28.9)%			(2,624,611)

NET ASSETS — 100.0%			$9,080,780

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) All or a portion of security is on loan.

(b) A portion of this security is segregated as collateral for initial margin requirement on future transactions.

(c) Joint repurchase agreement was entered into on December 31, 2007. Additional information appears in the Additional Investment Information section.

(d) Variable rate security. Interest rate disclosed is that which is in effect as December 31, 2007.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments (continued)

December 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At December 31, 2007, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	2	March 2008	$478,825	$186
U.S. Treasury Bonds	(2)	March 2008	(232,750)	2,416
2 Year U.S. Treasury Notes	6	March 2008	1,261,500	833
5 Year U.S. Treasury Notes	7	March 2008	771,969	3,627
10 Year U.S. Treasury Notes	(8)	March 2008	(907,125)	(1,285)

TOTAL				$5,777

INTEREST RATE SWAP CONTRACTS — At December 31, 2007, the Fund had outstanding swap contracts with the following terms:

				Rates Exchanged
	Notional			Payments	Payments	Upfront Payments
Swap	Amount		Termination	received by	made by	made (received) by	Unrealized
Counterparty	(000s)		Date	the Fund	the Fund	the Fund	Gain (Loss)

Bear Stearns & Co., Inc.(a)	100	(a)	06/18/18	3 month LIBOR	5.000%	$ (1,235)	$(1,093)
	100	(a)	06/18/28	5.250%	3 month LIBOR	1,590	1,564
Deutsche Bank Securities, Inc.	1,470		11/17/10	3 month LIBOR	4.315	—	(14,915)
	340		12/29/10	3 month LIBOR	3.868	—	(326)
	100	(a)	06/18/13	4.500	3 month LIBOR	995	270
	1,300		11/17/15	4.920	3 month LIBOR	—	27,238
	300		12/29/15	4.630	3 month LIBOR	—	716
	360		11/17/38	3 month LIBOR	5.309	—	(12,787)
	100		12/29/38	3 month LIBOR	5.121	—	(657)
JPMorgan Securities, Inc.(a)	300	(a)	06/18/18	5.000	3 month LIBOR	6,696	288
	300	(a)	06/18/28	3 month LIBOR	5.250	(11,947)	2,485

TOTAL						$ (3,901)	$2,783

(a) Represents forward starting interest rate swaps whose effective dates of commencement of cash flows and associated accruals occur subsequent to December 31, 2007.

Investment Abbreviation:
LIBOR — London Interbank Offered Rate

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments (continued)

December 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II — At December 31, 2007, the Fund had an undivided interest in the Joint Repurchase Agreement Account II which equaled $500,000, in principal amount.

REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

ABN Amro, Inc.	$4,000,000,000	4.85%	01/02/08	$4,001,077,778

Banc of America Securities LLC	2,000,000,000	4.50	01/02/08	2,000,500,000

Barclays Capital PLC	2,700,000,000	4.65	01/02/08	2,700,697,500

Citigroup Global Markets, Inc.	2,500,000,000	5.00	01/02/08	2,500,694,444

Deutsche Bank Securities, Inc.	6,550,000,000	4.75	01/02/08	6,551,728,472

Greenwich Capital Markets	1,000,000,000	4.75	01/02/08	1,000,263,889

Merrill Lynch	750,000,000	4.50	01/02/08	750,187,500

UBS Securities LLC	905,500,000	4.65	01/02/08	905,733,921

TOTAL				$20,410,883,504

At December 31, 2007, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 3.625% to 6.900%, due 01/10/08 to 09/22/17; Federal Home Loan Bank, 4.400% to 5.250%, due 07/28/08 to 09/12/14; Federal Home Loan Mortgage Association, 2.750% to 11.500%, due 01/03/08 to 12/01/47; Federal National Mortgage Association, 2.500% to 8.000%, due 01/15/08 to 12/01/47 and U.S. Treasury Bill, 0.000%, due 06/12/08.
The aggregate market value of the collateral, including accrued interest, was $20,869,068,650.

TAX INFORMATION — At December 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$8,414,739

Gross and Net unrealized security gain	$406,184

Additional information regarding the Fund is available in the Fund’s most recent Semiannual Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments (continued)

December 31, 2007 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Fund’s investments for which market quotations are readily available are valued at market value on the basis of quotations furnished by a pricing service or provided by securities dealers. If accurate quotations are not readily available, or if the Investment Adviser believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the Trustees. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.

Futures Contracts — The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Fund is required to segregate cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund, dependent on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Fund realizes a gain or loss which is reported in the Statement of Operations.

     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Fund’s strategies and potentially result in a loss.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.

     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other registered investment companies having management or investment advisory agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. In addition, the Fund’s credit exposure is allocated to the underlying repurchase counterparties on a pro-rata basis. With the exception of certain transaction fees, the Fund is not subject to any expenses in relation to these investments.

Securities Lending — The Fund may lend its securities through a securities lending agent, State Street Securities Finance (“SSSF”). In accordance with the Fund’s security lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, in accordance with the Fund’s valuation policies or, if applicable, by the valuation procedures established by the Trust’s Board of Trustees, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund bear the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.

     The Fund invests the cash collateral received in connection with securities lending transactions in the Securities Lending Quality Trust, a New Hampshire investment trust. The Securities Lending Quality Trust is exempt from registration under Section 3 (c)(7) of the Act and is managed by State Street Global Advisors (“SSgA”). The Securities Lending Quality Trust is managed consistently with the objectives of providing liquidity and preserving capital while investing in high-quality instruments and offering competitive returns. The Fund bears the risk of incurring a loss from the investment of cash collateral due to either credit or market factors. Both the Funds and SSSF receive compensation relating to the lending of the Fund’s securities.

Segregation Transactions — The Fund may enter into certain derivative or other transactions to seek to increase total return. Futures contracts, swap contracts, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Fund is required to segregate liquid assets with a current value equal to or greater than the market value of the corresponding transactions.

Swap Contracts — The Fund may enter into swap transactions for hedging purposes or to seek to increase total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments (continued)

December 31, 2007 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

to the net payment to be received by the Fund and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market, liquidity, elements of credit, legal and documentation risk in excess of amounts recognized in the Statement of Assets and Liabilities.

     An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
     Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Upfront payments made and/or received by the Fund are recorded as an asset and/or liability on the Statement of Assets and Liabilities and are recorded as a realized gain or loss on termination date. Periodic payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are also realized upon early termination of the swap agreements and recorded as realized gain on swaps in the Statement of Operations.

Treasury Inflation-Protected Securities — The Fund may invest in Treasury Inflation-Protected Securities (TIPS), specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers (CPIU). The adjustments to principal due to inflation are reflected as interest income on the Statement of Operations. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	February 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	February 28, 2008

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	February 28, 2008

* Print the name and title of each signing officer under his or her signature.